Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 40,522	$ 27,412	$ 29,676
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	97,927	47,172	42,073
Senior unsecured debt other than TLAC	43,508	18,680	17,892
of which: issued by UBS AG with original maturity greater than one year	14,918	15,472	17,892
of which: issued by Credit Suisse AG with original maturity greater than one year	26,346
Covered bonds	3,934
Subordinated debt	16,832	14,175	16,017
of which: high-trigger loss-absorbing additional tier 1 capital instruments	9,928	10,002	9,882
of which: low-trigger loss-absorbing additional tier 1 capital instruments	1,190	1,198	1,189
of which: low-trigger loss-absorbing tier 2 capital instruments	0	2,438	2,422
of which: non-Basel III-compliant tier 2 capital instruments	539	538	536
Debt issued through the Swiss central mortgage institutions	24,862	8,873	8,962
Other long-term debt	3,273
Long-term debt	190,336	88,900	84,945
Total debt issued measured at amortized cost	230,857	$ 116,312	$ 114,621
Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	4,932
Long-term debt	$ 52,406